Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2017
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments

4. Critical Accounting Estimates and Judgments

The preparation of financial statements requires management to use judgment in applying its accounting policies and to make estimates and assumptions about the future.

Estimation uncertainty

The Trust based its assumptions and estimates on parameters available when the financial statements were prepared. However, existing circumstances and assumptions about future developments may change due to market changes or circumstances arising beyond the control of the Trust. Such changes are reflected in the assumptions when they occur.